Debt, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Components of debt

The following table summarizes the components of Debt, net (dollars in thousands):

	March 31,	December 31,
	2022	2021
Debt, net, current:
Sprott Credit Agreement	$2,200	$17,223
Note payable	126	115
Less, debt issuance costs	—	(672)
Total	$2,326	$16,666

Debt, net, non-current:
Sprott Credit Agreement, net of original issue discount ($12.2 million, net)	$43,585	$51,809
Subordinated Notes	95,940	93,599
Note payable	301	345
Less, debt issuance costs	(2,449)	(2,115)
Total	$137,377	$143,638

The following table summarizes the components of Debt, net (dollars in thousands):

	December 31, 2021	December 31, 2020
Debt, net, current:
Sprott Credit Agreement	$17,223	$5,274
Note payable	115	—
Less, debt issuance costs	(672)	(154)
Total	$16,666	$5,120

Debt, net, non-current:
Subordinated Notes	$93,599	$84,797
Sprott Credit Agreement (1)	51,809	61,894
Note payable	345	—
Less, debt issuance costs	(2,115)	(4,026)
Total	$143,638	$142,665
(1)	Non-current portion of the Sprott Credit Agreement as of the years ended December 31, 2021 and 2020 is presented net of original issue discount of 10.0 million and $14.7 million, respectively.

Schedule of maturities of long-term debt

The following table summarizes the Company’s contractual payments of Debt, net, including current maturities, for the five years subsequent to March 31, 2022 (dollars in thousands):

April 1, 2022 through December 31, 2022	$1,744
2023	2,327
2024	2,329
2025	1,154
2026	22
2027	146,744
Total	154,320
Less, original issue discount, net of accumulated amortization ($8.2 million)	(12,168)
Less, debt issuance costs, net of accumulated amortization ($2.5 million)	(2,449)
Total debt, net	$139,703

The following table summarizes the Company’s contractual payments of Debt, net, including current maturities, for the four years subsequent to December 31, 2021 (dollars in thousands):

2022	17,338
2023	24,879
2024	24,864
2025	106,034
Total	173,115
Less, original issue discount, net of amortization ($7.0 million)	(10,024)
Less, debt issuance costs, net of amortization ($2.1 million)	(2,787)
Total debt, net	$160,304

Components of recorded interest expense

The following table summarizes the components of recorded Interest expense, net of capitalized interest (dollars in thousands):

	Three Months Ended
	March 31,
	2022	2021
Sprott Credit Agreement	$1,493	$1,552
Subordinated Notes	2,340	2,120
Amortization of original issue discount	1,158	1,088
Amortization of debt issuance costs	337	335
Other interest expense	18	8
Capitalized interest	—	(654)
Total	$5,346	$4,449

The following table summarizes the components of recorded Interest expense, net of capitalized interest (dollars in thousands):

	Years Ended December 31,
	2021	2020
Sprott Credit Agreement	$10,997	$6,009
Subordinated Notes	8,803	4,797
Amortization of debt issuance costs	1,394	1,972
Other interest expense	53	40
2.0 Lien Notes	—	12,902
1.5 Lien Notes	—	8,635
1.25 Lien Notes	—	6,218
First Lien Agreement	—	4,575
Promissory Note	—	141
Capitalized interest	(654)	(1,831)
Total	$20,593	$43,458